NOTE 3. PRELIMINARY PURCHASE PRICE ALLOCATION (Details Narrative) - Quality International Co Ltz Fzc [Member] - USD ($)	Jan. 18, 2023	Jun. 28, 2022
Business Acquisition [Line Items]
Noncash or Part Noncash Acquisition, Interest Acquired	52.00%
Asset Acquisition, Consideration Transferred	$ 82,000,000
Business Combination, Price of Acquisition, Expected		$ 137,000,000
Asset Acquisition, Consideration Transferred, Contingent Consideration	$ 55,000,000